Derivative Financial Instruments - Impact on Derivatives and Hedged Items on Consolidated Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	$ (429)	$ 645	$ 160
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	419	(642)	(155)
Net unrealized gains (losses) on available-for-sale securities designated in fair value hedges, net of related taxes	24	22	23
Investment securities | Processing fees and other revenue | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	(74)	18	(6)
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	74	(18)	6
FX deposit | Processing fees and other revenue | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	(328)	626	221
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	328	(626)	(221)
Investment securities available-for-sale | Processing fees and other revenue | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	0	39	43
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	0	(37)	(40)
Investment securities available-for-sale | Net interest income | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	31	0	0
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	(32)	0	0
Long-term debt | Processing fees and other revenue | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	0	(38)	(98)
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	0	39	100
Long-term debt | Net interest income | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income	(58)	0	0
Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income	$ 49	$ 0	$ 0